UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2003

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:

       /s/ Brian Warner             New York, NY              11/26/03
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       41

Form 13F Information Table Value Total:       $102,880,113


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                       2

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2   Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     --------  ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                      Voting
                                                                  Shares                                             Authority
                               Title                     Value      or              Put/  Investment   Other  ----------------------
Name of Issuer               of Class     CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers    Sole    Shared None
--------------               --------  -----------     --------  --------  -------- ----  ---------- -------- ---------  ------ ----

Acme Communications Inc        COM      04631 10 7    $3,733,875   497,850                  Sole                  X
Agere Systems CL A             CL A     00845v 10 0     $153,500    50,000                  Sole                  X
Air Methods Corp               COM      009128 30 7     $608,454    69,300                  Sole                  X
Aradigm Corp                   COM      038505 10 3      $34,600    20,000                  Sole                  X
AT&T Corp                      COM      001957 10 9   $1,154,886    53,591                  Sole                  X
AT&T Wireless Svcs Inc         COM      00209A 10 6     $850,123   103,927
Avatar Hldgs Inc               SUB NT
                               CONV
                                 7%05   053494 AD 2     $918,917   900,900                  Sole                  X
Bancshares of Florida          COM      05976U 10 2      $89,096     8,600                  Sole                  X
Crown Media Hldgs Inc          CL A     228411 10 4     $236,402    28,900                  Sole                  X
Comcast Corp - CL A            CL A     20030N 10 1   $2,671,570    86,683                  Sole                  X
Conseco                        COM      208464 88 3     $722,400    40,000                  Sole                  X
Dana Corp                      COM      235811 10 6   $5,169,050   335,000                  Sole                  X
Digital Recorders Inc          COM      253869 10 1      $82,056    31,200                  Sole                  X
Efunds Corp                    COM      28224R 10 1   $1,484,400   120,000                  Sole                  X
Franklin Electronic Publishers COM      353515 10 9     $111,600    40,000                  Sole                  X
Find SVP Inc. New              COM      317718 30 2   $1,702,912 1,007,640                  Sole                  X
Gaylord Entertainment Co. NEW  COM      367905 10 6   $5,779,070   235,400                  Sole                  X
Gray Communications Sys Inc    COM      389190 10 9  $13,234,608 1,133,100                  Sole                  X
Granite Broadcasting           COM      387241 10 2      $16,575     6,500                  Sole                  X
Impsat Fiber Networks          COM      45321T 20 2     $740,000   100,000                  Sole                  X
Internap Network Services      COM      45885A 10 2     $123,000   100,000                  Sole                  X
I/Omagic Inc                   COM      449793 10 8       $5,636       867                  Sole                  X
Isle of Capri Casinos Inc      COM      464592 10 4  $25,796,582 1,302,200                  Sole                  X
Kerzner International LTD      COM      P6065Y 10 7   $2,254,349    63,360                  Sole                  X
Liberty Media Corp.            COM      530718 10 5  $18,406,215 1,846,160                  Sole                  X
Mercury Interactive Corp       COM      589405 10 9     $570,000    12,500                  Sole                  X
Monarch Casino & Resort        COM      609027 10 7     $969,267    85,700                  Sole                  X
MRV Communications             COM      553477 10 0     $137,500    50,000                  Sole                  X
Nevada Gold & Casino's         COM      64126Q 20 6   $2,546,738   229,850                  Sole                  X
North Pittsburgh Sys Inc       COM      661562 10 8   $2,108,936   122,970                  Sole                  X
Opentv Corp CL A SA            COM      G67543 10 1     $624,824   188,200                  Sole                  X
Penwest Pharmaceuticals Co.    COM      709754 10 5   $4,644,933   213,462                  Sole                  X
Put MBIA Nov 35                PUT      MBIWH             $8,625       345                  Sole                  X
Price Legacy Corp.             COM      74144P 10 6   $1,759,450   502,700                  Sole                  X
Pricemart PF Conv.             PF       741511 10 9     $500,000       500                  Sole                  X
Pricesmart Inc                 COM      741511 10 9     $423,475    65,150                  Sole                  X
RAE Systems                    COM      75061P 10 2      $89,280    27,900                  Sole                  X
S&P Deposit Rec                COM      78462F 10 3     $999,500    10,000                  Sole                  X
Seabulk INTL Inc               COM      81169P 10 1     $178,153    24,438                  Sole                  X
Summit America Telivision      COM      86600T 10 9   $1,084,557   372,700                  Sole                  X
Ubiquitel Inc                  COM      903474 30 2     $155,000   100,000                  Sole                  X
         TOTAL                                      $102,880,113
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